Commitments and contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 3,763	$ 3,879	$ 5,675
Provision for inventory purchase commitments	0	$ 4,106	$ 0
Purchase Commitment, Remaining Minimum Amount Committed	$ 2,050